REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION
NOTE 2:- REVENUE RECOGNITION:

The following table presents the Company's revenue by category:

	Six Months Ended June 30,
	2023	2024
	(Unaudited)

SaaS	$130,551	$209,894
Self-hosted subscription*	68,336	104,759
Perpetual license	8,972	6,588
Maintenance and support	104,826	99,183
Professional services	24,863	25,832

	$337,548	$446,256

* Self-hosted subscription also includes maintenance associated with self-hosted subscriptions. For additional information regarding disaggregated revenues, please refer to Note 11 below.

Unbilled Receivable:

The Company records unbilled receivables from contracts when the revenue recognized exceeds the amount billed to the customer. As of December 31, 2023 and June 30, 2024, $20,194, and $22,348 short-term unbilled receivables are included in trade receivables, respectively, and $1,000 and $5,449 long-term unbilled receivables are included in other long-term assets, respectively.

Contract Liabilities:

Contract liabilities consist of deferred revenue and include unearned amounts received under maintenance and support contracts and professional services that do not meet the revenue recognition criteria as of the balance sheet date. Contract liabilities also include unearned, invoiced amounts in respect of SaaS and self-hosted subscription contracts whereby there is an unconditional right for consideration. Deferred revenues are recognized as (or when) the Company performs under the contract. During the six months ended June 30, 2024, the Company recognized $232,883 that were included in the deferred revenues balance as of December 31, 2023.

Remaining Performance Obligations:

Transaction price allocated to remaining performance obligations represents non-cancelable contracts that have not yet been recognized, which include deferred revenues and amounts not yet received that will be recognized as revenue in future periods.

The aggregate amount of the transaction price allocated to remaining performance obligations was $1,004 million as of June 30, 2024, out of which, the Company expects to recognize approximately 60% during the next 12 months, and the remainder thereafter.

Deferred Contract Costs:

Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions are capitalized and amortized over an expected period of benefit.

For the six months ended June 30, 2023 and 2024, the amortization of deferred contract costs included in sales and marketing expenses was $25,807 and $29,464, respectively.

As of December 31, 2023 and June 30, 2024, the Company presented deferred contract costs from contracts which are for periods of less than 12 months of $696 and $429 in prepaid expenses and other current assets, respectively, and deferred contract costs in respect of contracts which are greater than 12 months of $166,733 and $174,732 in other long-term assets, respectively.